Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net
	As at December 31,
	2024	2023
Land	1,297,769	1,145,625
Buildings	2,356,882	2,149,905
Machinery and equipment	1,286,429	1,204,968
Furniture and fixtures	821,603	751,496
Assets under construction	52,703	48,456
Installations	221,036	183,485
Improvements to third-party properties	799,085	768,322
Vehicles	31,973	23,148
Computers	429,005	389,756
Other property, plant and equipment	289	289
Total property, plant and equipment, gross	7,296,774	6,665,450
Accumulated depreciation	(3,024,319)	(2,590,675)
Impairment	(10,830)	(5,010)
Total property, plant and equipment, net	4,261,625	4,069,765

Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss

The movement of the cost of property, plant and equipment, accumulated depreciation and impairment loss during the reporting periods is shown below:

Cost	Land	Buildings	Machinery and Equipment	Furniture and fixtures	Assets under construction	Installations	Improvements to third party Properties	Vehicles	Computers	Other property, plant and equipment	Total
Balance at December 31, 2022	1,278,822	2,348,627	1,176,246	789,622	50,305	197,097	776,293	28,712	404,938	16,050	7,066,712
Additions	50,214	21,262	115,439	42,183	93,990	3,407	28,693	602	30,198	-	385,988
Acquisitions through business combinations (Note 17.1)	1,752	22	471	224	-	2,558	1,102	79	294	-	6,502
Increase (Decrease) from movements between property, plant and equipment accounts	-	24,387	6,781	(12,265)	(81,069)	23,227	38,153	292	494	-	-
(Decreases) by transfer (to) other balance sheet accounts – investment property.	-	-	-	-	(345)	-	-	-	-	-	(345)
Disposals and derecognition	(1,752)	(914)	(28,871)	(9,283)	(2,827)	(1,928)	(5,718)	(2,361)	(6,672)	(15,761)	(76,087)
Effect of exchange differences on translation into presentation Currency	(283,161)	(377,852)	(71,010)	(73,422)	(10,974)	(40,876)	(69,465)	(11,218)	(58,727)	-	(996,705)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(4)	4,320	(14,374)	(4,067)	(564)	-	(736)	260	(3,091)	-	(18,256)
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(2,464)	(2,198)	-	-	-	-	-	-	-	-	(4,662)
Increases by transfer from other balance sheet accounts – intangibles	-	-	63	-	-	-	-	-	1,283	-	1,346
Hyperinflation adjustments	102,218	132,251	20,223	18,504	(60)	-	-	6,782	21,039	-	300,957
Balance at December 31, 2023	1,145,625	2,149,905	1,204,968	751,496	48,456	183,485	768,322	23,148	389,756	289	6,665,450
Additions	1,847	2,999	62,431	46,411	70,599	4,325	12,625	258	13,364	-	214,859
Increase (Decrease) from movements between property, plant and equipment accounts	-	6,017	18,715	6,268	(85,315)	28,995	25,170	-	150	-	-
Disposals and derecognition	(152)	(48)	(24,548)	(6,685)	(911)	(1,447)	(16,173)	(307)	(4,927)	-	(55,198)
Effect of exchange differences on translation into presentation Currency	(6,199)	(7,664)	1,331	2,052	1,000	5,678	9,587	(908)	(1,251)	-	3,626
(Decrease) by transfer from other balance sheet accounts – intangibles	-	-	-	-	(858)	-	-	-	-	-	(858)
Increase by transfer from other balance sheet accounts – investment property.	-	12	-	-	-	-	-	-	-	-	12
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(2,760)	(6,267)	(7)	-	-	-	-	-	-	-	(9,034)
(Decrease) from transfers to (from) other balance sheet accounts - tax assets	-	-	(6,920)	(5,831)	(142)	-	(446)	-	(901)	-	(14,240)
Increase by transfer from Assets held for sale	70	102	-	-	-	-	-	-	-	-	172
Hyperinflation adjustments	159,338	211,826	30,459	27,892	19,874	-	-	9,782	32,814	-	491,985
Balance at December 31, 2024	1,297,769	2,356,882	1,286,429	821,603	52,703	221,036	799,085	31,973	429,005	289	7,296,774
Accumulated depreciation	Land	Buildings	Machinery and equipment	Furniture and fixtures	Assets under construction	Installations	Improvements to third party Properties	Vehicles	Computers	Other property, plant and equipment	Total
Balance at December 31, 2021		480,074	565,845	443,602		78,509	308,308	17,977	212,008	5,585	2,111,908
Depreciation		51,704	88,988	58,975		9,933	36,580	2,097	34,328	788	283,393
Disposals and derecognition		(669)	(23,868)	(9,317)		(509)	(16,858)	(193)	(9,562)	-	(60,976)
Increase from transfers (to) investment property		526	-	-		-	-	-	-	-	526
(Decrease) assets by transfers to non current assets held for sale		(436)									(436)
Effect of exchange differences on translation into presentation Currency		5,988	18,227	32,472		29,690	34,381	(2,339)	3,806	-	122,225
Other		32	(7)	-		-	-	(333)	1,307	-	999
Hyperinflation adjustments		67,528	18,408	15,673		-	-	5,585	23,163	-	130,357
Balance at December 31, 2022		604,747	667,593	541,405		117,623	362,411	22,794	265,050	6,373	2,587,996
Depreciation		52,150	93,592	63,005		11,766	39,744	1,776	37,523	591	300,147
Depreciation through business combinations (Note 17.1)		11	161	142		1,126	35	45	270	-	1,790
Disposals and derecognition		(193)	(21,564)	(7,723)		(1,064)	(3,346)	(2,232)	(6,008)	(6,960)	(49,090)
Effect of exchange differences on translation into presentation Currency		(135,310)	(53,416)	(58,064)		(23,856)	(25,847)	(9,583)	(52,714)	-	(358,790)
(Decreases) by transfer (to) other balance sheet accounts – Inventories		(660)	-	-		-	-	-	-	-	(660)
Other		1,319	(21)	-		-	-	(192)	299	-	1,405
Hyperinflation adjustments		53,363	16,071	13,417		-	-	5,312	19,714	-	107,877
Balance at December 31, 2023		575,427	702,416	552,182		105,595	372,997	17,920	264,134	4	2,590,675
Depreciation		52,480	91,606	56,348		12,315	40,269	1,257	37,833	-	292,108
Disposals and derecognition		(44)	(19,273)	(4,864)		(911)	(11,375)	(302)	(4,913)	-	(41,682)
Effect of exchange differences on translation into presentation Currency		(3,973)	657	2,273		3,287	3,492	(688)	(1,217)	-	3,831
(Decreases) by transfer (to) other balance sheet accounts – Inventories		(1,977)	(1)	-		-	-	-	-	-	(1,978)
Hyperinflation adjustments		91,693	26,036	22,175		-	-	8,395	33,066	-	181,365
Balance at December 31, 2024		713,606	801,441	628,114		120,286	405,383	26,582	328,903	4	3,024,319
Impairment
Balance at December 31, 2021	-	127	-	-		-	4,612	-	-	-	4,739
Impairment losses	-	241	-	-	-	-	1,403	-	-	-	1,644
Reversal of Impairment losses	-	(17)	-	-	-	-	(2,786)	-	-	-	(2,803)
Impairment derecognition	-	(241)	-	-	-	-	(239)	-	-	-	(480)
Effect of exchange differences on translation into presentation Currency	-	-	-	-	-	-	1,336	-	-	-	1,336
Balance at December 31, 2022	-	110	-	-	-	-	4,326	-	-	-	4,436
Impairment losses	-	-	-	-	-	-	2,903	-	-	-	2,903
Reversal of Impairment losses	-	-	-	-	-	-	(1,188)	-	-	-	(1,188)
Impairment derecognition	-	(110)	-	-	-	-	-	-	-	-	(110)
Effect of exchange differences on translation into presentation Currency	-	-	-	-	-	-	(1,031)	-	-	-	(1,031)
Balance at December 31, 2023	-	-	-	-	-	-	5,010	-	-	-	5,010
Impairment losses	-	-	-	-	-	-	6,534	-	-	-	6,534
(Reversal) of Impairment losses	-	-	-	-	-	-	(856)	-	-	-	(856)
Impairment derecognition	-	-	-	-	-	-	-	-	-	-	-
Effect of exchange differences on translation into presentation Currency	-	-	-	-	-	-	142	-	-	-	142
Balance at December 31, 2024	-	-	-	-	-	-	10,830	-	-	-	10,830

Schedule of Additions to Property, Plant and Equipment for Cash Flow Presentation Purpose	Additions to property, plant and equipment for cash flow presentation purposes.
	Year ended December 31,
	2024	2023	2022
Additions	214,859	385,988	443,450
Additions to trade payables for deferred purchases of property, plant and equipment	(302,960)	(427,568)	(546,817)
Payments for deferred purchases of property, plant and equipment	372,770	474,297	484,182
Acquisition of property, plant and equipment in cash	284,669	432,717	380,815